Fair Value Measurements - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jul. 03, 2019 USD ($) item $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) shares	Jul. 03, 2019 € / shares shares	Jul. 03, 2019 $ / shares shares	Dec. 31, 2018 £ / shares	Dec. 31, 2018 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure							$ 2,102,012				$ 1,842,424
Change in fair value of liability			$ (60,640)	$ 3,238,911	$ 2,581,473
Liability Related to Paulson Warrants
Nominal value of ADS (in per warrant ADS) | £ / shares						£ 0.01				£ 0.01
Registered Direct Offering [Member]
Liability Related to Paulson Warrants
Aggregate ADSs issued (in shares) | shares	2,368,392
Share issue price (in dollars per ADS) | $ / shares	$ 1.90
Gross proceeds from issuance	$ 4,500,000
Private Placement [Member]
Liability Related to Paulson Warrants
Placement agent fees and expenses	$ 337,496
Private Placement [Member] | Paulson Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Change in fair value of liability			198,948
Liability Related to Paulson Warrants
Warrants issued to purchase ADS (in shares) | shares								1,361,842	1,361,842
Threshold period for exercise of warrants on cashless basis	6 months
Nominal value of ADS (in per warrant ADS) | € / shares								€ 1
Warrants outstanding (in shares) | shares							1,361,842
Total grant date fair value of warrants							$ 1,213,816
Fair value of warrants							$ 1,014,868
Private Placement [Member] | Investor Warrants [Member]
Liability Related to Paulson Warrants
Warrants issued to purchase ADS (in shares) | shares								1,184,213	1,184,213
Term of the warrants								5 years	5 years
Exercise price of warrants (in dollars per ADS) | $ / shares									$ 3.00
Threshold consecutive trading day period to call for exercise of warrants | item	10
Threshold minimum daily volume weighted average price (in dollars per ADS) | $ / shares	$ 4.50
Private Placement [Member] | Placement Agent Warrants [Member]
Liability Related to Paulson Warrants
Warrants issued to purchase ADS (in shares) | shares								177,629	177,629
Exercise price of warrants (in dollars per ADS) | $ / shares									$ 2.85
RPC options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage Of Shares Outstanding		15.00%
Short-term Debt		$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		15.00%
Change in fair value of liability			$ 259,588	$ 3,238,911